Document And Entity Information	Sep. 02, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 02, 2026
Entity Registrant Name	Scribe Therapeutics, Inc.
Entity Central Index Key	0001853921
Entity Emerging Growth Company	true
Entity File Number	001-43409
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-2157847
Entity Address, Address Line One	1150 Marina Village Parkway
Entity Address, City or Town	Alameda
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94501
City Area Code	510
Local Phone Number	626-8587
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common stock, $0.001 par value per share
Trading Symbol	SCTX
Security Exchange Name	NASDAQ